Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL ASSETS
Securities held to maturity	$ 11,934	$ 11,242
Loans held for investment, net	339,122	317,248
Accrued interest receivable	1,629	1,564
FINANCIAL LIABILITIES
Accrued interest payable	151	168
Carrying Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	45,968	68,933
Securities available for sale	105,899	89,258
Securities held to maturity	11,990	11,242
Loans held for investment, net	339,122	317,248
Loans held for sale	5,823	5,922
Restricted stock	1,052	1,040
Accrued interest receivable	1,629	1,564
FINANCIAL LIABILITIES
Deposits	485,719	467,733
Short-term borrowings	2,674	5,758
Long-term borrowings		13
Junior subordinated debt	9,534	9,534
Accrued interest payable	151	168
Estimated Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	45,995	68,973
Securities available for sale	105,899	89,258
Securities held to maturity	11,934	11,242
Loans held for investment, net	337,348	313,649
Loans held for sale	5,685	5,922
Restricted stock	1,052	1,040
Accrued interest receivable	1,629	1,564
FINANCIAL LIABILITIES
Deposits	447,784	442,619
Short-term borrowings	2,674	5,758
Long-term borrowings		13
Junior subordinated debt	9,673	9,688
Accrued interest payable	151	168
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	43,478	65,198
Securities available for sale	4,014	4,012
Restricted stock	1,052	1,040
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,517	3,775
Securities available for sale	101,885	85,246
Securities held to maturity	11,934	11,242
Loans held for sale	5,685	5,922
FINANCIAL LIABILITIES
Deposits	447,784	442,619
Short-term borrowings	2,674	5,758
Long-term borrowings		13
Level 3 [Member]
FINANCIAL ASSETS
Loans held for investment, net	337,348	313,649
Accrued interest receivable	1,629	1,564
FINANCIAL LIABILITIES
Junior subordinated debt	9,673	9,688
Accrued interest payable	$ 151	$ 168